RELATED PARTY DISCLOSURES	12 Months Ended
Jun. 30, 2019
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

25.RELATED PARTY DISCLOSURES

Ultimate parent

Genetic Technologies Limited is the ultimate Australian parent company. As at the date of this Report, no shareholder controls more than 50% of the issued capital of the Company.

Transactions within the Group and with other related parties

During the year ended 31 December 2019, the only transactions between entities within the Group and other related parties occurred, are as listed below. Except where noted, all amounts were charged on similar to market terms and at commercial rates.

Debt convertible notes

During the year ended 30 June 2015, the Company finalised the raising of $2,150,000 via the issue of unlisted secured (debt) notes to existing and new Australian institutional and wholesale investors. The debt notes carried a 10.0% coupon rate, and as approved at the Annual General Meeting, held on  25 November 2014, became convertible notes which could convert into ordinary shares (at a 10.0% discount to the 5 day VWAP). These convertible notes also carry free attached options to purchase further shares in the Company.

Of these convertible notes, $125,000 were issued to a holder associated with Dr Lindsay Wakefield, a Company director at the time of issue, on the same terms and conditions as other note holders, all of which were converted during the year ended 30 June 2015. The 8,333,333 share options attached to these convertible notes expired during the year ended 30 June 2019. Dr Muchnicki and Mr Rubinstein, both of whom were elected as Directors of the Company on 31 January 2018, also participated in the debt convertible notes raising, during the year ended 30 June 2019 associated options indirectly held of 6,666,667 and 5,000,000 respectively expired.

Blockchain Global Limited

As announced by the Company on 15 February 2018, a non-binding terms sheet with Blockchain Global Limited(BCG) was entered to provide a framework for continuing discussions between the two companies, with the proposed transaction being subject to shareholder approval (by non-associated Shareholders); and as announced by the Company on 2 August 2018, a framework agreement with BCG was entered formalizing the non-binding terms sheet and providing a framework for a strategic alliance between the Company and BCG, with the agreement became binding on 29 November 2018 upon receiving the requisite shareholder approval. The agreement proposed the issue of 486 million shares to BCG in 3 tranches subject to the achievement of certain milestones. To date no shares have been issued under the framework agreements and no milestones have been achieved. Any rights to the 486 million milestone shares lapse between 27th December 2019 and 27 June 2020.

The company has accounted for these share issuances in accordance with its accounting policy for share-based payment transactions and has not recorded any associated expense in the current year given performance conditions have not been met and are not currently considering any Blockchain related projects.

A number of Directors of the Company presently or previously have had involvement with BCG. Mr Sam Lee has a direct and indirect share interest and was a CEO and managing director of BCG. Mr Peter Rubinstein held a minority shareholding in the entity and was also a director in BCG. Dr George Muchnicki has a direct and indirect interest in BCG. Dr Paul Kasian was previously a director of BCG until July 2018.

Performance Rights Issuance

After receiving requisite shareholder approval on 29 November 2018, the Company has issued 76,250,000 performance rights to Directors of the Company as follows:

•	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C performance Rights to Dr Paul Kasian
•	3,750,000 Class A Performance Rights to Dr Lindsay Wakefield
•	6,250,000 Class A Performance Rights to Dr George Muchnicki
•	5,000,000 Class A Performance Rights to Mr Peter Rubinstein
•	3,750,000 Class A Performance Rights to Mr Xue Lee

The Company has accounted for these performance rights in accordance with its accounting policy for share-based payment transactions and has recorded $104,441 of associated expense in the current year.

Valuation of Performance Rights

The Performance Rights are not currently quoted on the ASX and as such have no ready market value. The Performance Rights each grant the holder a right of grant of one ordinary Share in the Company upon vesting of the Performance Rights for nil consideration. Accordingly, the Performance Rights may have a present value at the date of their grant. Various factors impact upon the value of Performance Rights including:

•	the period outstanding before the expiry date of the Performance Rights;
•	the underlying price or value of the securities into which they may be converted;
•

the proportion of the issued capital as expanded consequent upon conversion of the Performance Rights into Shares (i.e. whether or not the shares that might be acquired upon exercise of the options represent a controlling or other significant interest); and

•	the value of the shares into Which the Performance Rights may be converted.

Blockshine Health Joint Venture

The Company, via its subsidiary Gene Ventures Pty Ltd, entered into a joint venture with Blockshine Technology Corporation (BTC). The joint venture company, called Blockshine Health, will pursue and develop blockchain opportunities in the biomedical sector. Blockshine Health will have full access to BTC’s technology (royalty free) as well as all of its opportunities in the biomedical sector. The Company invested $250,000 into the joint venture for a 49% equity stake. The Company has recorded an impairment against the investment during the financial year ended June 30, 2019, due to the cancellation of the project.

Dr George Muchnicki (GTG's nominee for directorship) is currently the director of both the Company and Blockshine Health. At this time, no Directors fees are payable to Dr Muchnicki by the joint venture company Blockshine Health.

There were no transactions with parties related to Key Management Personnel during the year other than that disclosed above.

Genetic Technologies HK Limited and Aocheng Genetic Technologies Co. Ltd - Joint Venture

In August 2018, the Company announced a Heads of Agreement had been reached with Representatives of the Hainan Government - Hainan Ecological Smart City Group (“HESCG”), a Chinese industrial park development & operations company have formally invited Genetic Technologies Limited (“GTG”) to visit the Hainan Medical Pilot Zone to conduct a formal review and discuss opportunities for market entry into China via the Hainan Free Trade Zone initiative. The invitation was extended to GTG via Beijing Zishan Health Consultancy Limited (“Zishan”), demonstrating the potential for growth presented by the proposed Joint Venture between the parties (as announced to the market on 14 August 2018).

Participants in the Hainan Medical Pilot Zone gain access to the Chinese healthcare market with an estimated value in excess of US$800B. Discussions with HESCG form part of an official review process to evaluate the feasibility of offering GTG’s suite of genetic risk assessment tests into China through the Hainan Medical Pilot Zone.

Subsequently, the Company announced the official formation of Genetic Technologies HK Limited and Aocheng Genetic Technologies Co. Ltd in Hong Kong to the market on March 27, 2019,

With a growing clinical market and increased government investment in health-related technology, China is poised to become one of the largest global markets for genomic testing. The invitation from representatives of the Hainan Government represents a significant opportunity for GTG to advance the adoption of genetic risk assessment tests in the region.

GTG’s Chairman, Dr Paul Kasian has been named in the formation Heads of Agreement document to be the Chairman of the Joint Venture entity. At this time, no Directors fees or emoluments have been paid to Dr Kasian, nor have agreements regarding fees been reached.

Lodge Corporate

Dr. Kasian was a director of corporate finance and corporate advisor from December 2017 to February 2019 with Lodge Corporate. During the year, the company engaged in corporate advisory services with Lodge Corporate and had transactions worth $67,000 during the financial year end 2019.

Mr. Phillip Hains (Chief Financial Officer)

Subsequent to the financial year end 2019, on July 11, 2019, the Company announced that it had appointed Mr. Phillip Hains (MBA, CA) as the Chief Financial Officer who has over 30 years of extensive experience in roles with a portfolio of ASX and NASDAQ listed companies and provides CFO services through his firm The CFO Solution. The Company had a similar arrange with The CFO Solution, where it would engage and provided services of  overall CFO, accounting and other finance related activities.

During the financial year 2019, the company had transactions valued at $45,459 with The CFO Solution towards provision of overall CFO, accounting and other finance related activities.

Details of Directors and Key Management Personnel as at balance date

Directors

•	Dr Paul Kasian (Former Chairman and Interim CEO) (resigned September 24, 2019)
•	Dr Lindsay Wakefield (Non-Executive)
•	Dr Jerzy Muchnicki (Executive Director and Interim CEO) (appointed on September 24, 2019)
•	Mr Peter Rubinstein (Non-Executive)
•	Mr Xue Lee (Non-Executive) (resigned on July 9, 2019)

Executives

•	Dr Richard Allman (Scientific Director)
•	Mr Paul Viney (Chief Financial Officer, Chief Operating Officer and Company Secretary) (appointed on December 15, 2018 and resigned on July 15, 2019)
•	Kevin Fischer (Chief Financial Officer) (resigned on December 31, 2018)

	Consolidated
	2019	2018	2017
	A$	A$	A$
Remuneration of Key Management Personnel
Short-term employee benefits	964,162	1,215,632	1,533,457
Post-employment benefits	86,130	96,315	101,320
Share-based payments	157,886	130,385	121,269
Other long-term benefits	734	2,371	61,594
Termination benefits	—	164,760	—
Total remuneration of Key Management Personnel	1,208,912	1,609,463	1,817,640